Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 1,770	$ 2,337
Dividends recognised for equity instruments held at year end	44	47
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	766	904
Dividends recognised for equity instruments held at year end	17	22
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	954	1,387
Dividends recognised for equity instruments held at year end	24	22
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	50	46
Dividends recognised for equity instruments held at year end	$ 3	$ 3